Investment in Key Management Insurance Policy (Tables)	6 Months Ended
Mar. 31, 2025
Investment in Key Management Insurance Policy [Abstract]
Schedule of Investment in Key Management Insurance Policy	The fair value measurement of the investment in key management insurance policy has been categorized as Level 3 based on the inputs to the valuation technique used and is positively correlated to the surrender cash value.
		For the Years Ended September 30,	As of March 31,
		2024	2025
		HK$	HK$
Balance at beginning of the year		1,157,520	1,157,520
Change in fair value recognized in the unaudited condensed consolidated statements of income	(A)	—	142,380
Balance at end of the year		1,157,520	1,299,900

(A)	The change in fair value was not material for the year ended September 30, 2024.